Revenue from collaboration agreements - Additional Information (Detail) € in Thousands, $ in Millions					12 Months Ended
	Jun. 01, 2022 EUR (€)	Jun. 01, 2022 USD ($)	Jan. 26, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 01, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Jan. 26, 2022 USD ($)
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $														$ 770.0
Contract Liabilities					€ 215,928		€ 140,716					€ 42,000
Capitalized costs of contract net of amortization					600		500
Amortization of contract costs capitalized					0		400	€ 300
Potential milestone payment payable					1,900				$ 2.0
Receipt of upfront of payment					53,997		172,831	34,763
Milestone regulatory and royaly payment receivable | $											$ 700.0
BMS Opt in Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized					13,700
Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Transaction price allocation to performance obligation			€ 133,000											$ 150.0
Amgen Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					28,000	$ 30.0
Contract with customers liability revenue recognized								10,200
Contract Liabilities							0
Contract liabilities recognized contract liabilities recognized								10,200
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					46,000	54.0
Contract with customers liability revenue recognized					2,100		9,600	6,900
Contract Liabilities					14,900		12,100
Contract liabilities recognized contract liabilities recognized					14,900
Genmab Collaboration Agreement [Member] | Milestone Payment For Licensed Product [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $									550.0
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received	€ 18,700	$ 20.0			68,000	75.0
Contract with customers liability revenue recognized					12,900		23,000	13,100
Contract Liabilities					24,700		37,600
BMS Collaboration Agreement [Member] | BMS Opt in Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Option exercise fee received					13,700	15.0
GSK Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received					45,000
Contract with customers liability revenue recognized							37,100	€ 4,500
Contract Liabilities							0
GSK Collaboration Agreement [Member] | Thereafter [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities					36,800
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Receipt of upfront of payment			€ 133,000	$ 150.0
Allocation of upfront payment towards clinical trial services and license grant												133,000	$ 150.0
Allocation of upfront payment towards clinical trial services												42,000
Allocation of upfront payment towards license grant												€ 91,000
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member] | Ima401 License Grant [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from contracts with customers					8,800		6,900
Bms Agreement [Member] | Immatics Biotechnologies GmbH [Member] | Ima401 Clinical Trial Services [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities					26,000		34,800
Revenue from contracts with customers					91,300
License Development and Commercialization Agreement [member] | Immatics US Inc [Member] | Bristol Myer Squib Company [member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Upfront payment received | $		60.0
Contract Liabilities					39,300		56,200
Transaction price allocation to performance obligation	60,700
Additional payment related to performance obligations received | $		$ 5.0
Performance obligations cumulative upfront payments received	60,700									€ 60,700	65.0
Contract transaction price	€ 66,100										$ 70.8
Revenue recognized during the period performance obligation					15,300		€ 4,900
Moderna Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone payment receivable | $									1,700.0
Upfront payment received					113,000	$ 120.0
Contract Liabilities					110,900
Performance obligations cumulative upfront payments received					113,000				120.0
Revenue recognized during the period performance obligation					5,400
Research funding payment received allocated to contract transaction price					40,000				$ 43.0
Moderna Collaboration Agreement [Member] | Early TCER Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation					3,400
Allocation of aggregate transaction price					70,000
Moderna Collaboration Agreement [Member] | Advanced TCER Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation					400
Allocation of aggregate transaction price					62,000
Moderna Collaboration Agreement [Member] | Data Base Activities [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue recognized during the period performance obligation					1,600
Allocation of aggregate transaction price					€ 21,000